4. SIGNIFICANT ACCOUNTING POLICIES: l) Loss per share and diluted income loss per share (Policies)	12 Months Ended
Dec. 31, 2020
Policies
l) Loss per share and diluted income loss per share

l)Loss per share and diluted income loss per share

Basic loss per share is computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding. Diluted loss per share reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options, warrants and convertible securities are excluded from diluted loss per share if the effect of such inclusion would be anti-dilutive.

The inclusion of the Company’s stock options, restricted stock awards, warrants and convertible securities in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluding from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share.